Other Receivables and Other Liabilities	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Allocation, Asset and Liability [Line Items]
OTHER RECEIVABLES AND OTHER LIABILITIES	OTHER RECEIVABLES AND OTHER LIABILITIES
Other receivables in the amount of $4.7 million and $3.8 million at December 31, 2025 and 2024, respectively, represent interest and dividends receivable, as well as receivables from the sale of investments. Other liabilities in the amount of $2.4 million at both December 31, 2025 and 2024 represent liabilities from the purchase of investments.